First Eagle High Yield Fund
First Eagle High Yield Fund
Investment Objective
First Eagle High Yield Fund (“High Yield Fund”) seeks to provide investors with a high level of current income.
Fees and Expenses of the High Yield Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the High Yield Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Yield Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 67 and 72, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle High Yield Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	4.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Eagle High Yield Fund		Class A	Class C	Class I
Management Fees	[1]	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[2]	0.19%	0.20%	0.16%
Total Annual Fund Operating Expenses (%)		1.14%	1.90%	0.86%
Fee Waiver	[1]	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%	1.85%	0.81%
[1]	The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period January 1, 2015 to February 29, 2016. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.65%.
[2]	"Other Expenses" shown reflect actual expenses for the Fund for the fiscal year ended October 31, 2014, adjusted to reflect certain estimated expenses for fiscal year 2015.

Example

The following example is intended to help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Sold
Expense Example First Eagle High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	556	791	1,045	1,769
Class C	288	592	1,022	2,218
Class I	83	269	472	1,056

Held
Expense Example No Redemption First Eagle High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	556	791	1,045	1,769
Class C	188	592	1,022	2,218
Class I	83	269	472	1,056

Portfolio Turnover Rate

There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. The High Yield Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 43.02% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the High Yield Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments (commonly referred to as “junk bonds”) or other instruments including high yield corporate bonds and loans, municipal bonds, mortgage-backed and asset- backed securities, income-producing convertible securities and preferred stocks. The Fund may invest in, and count for the purposes of this 80% allotment, unrated securities or other instruments deemed by the Fund’s Adviser to be below investment grade. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books.

The Fund may invest its assets in the securities of both U.S. and foreign issuers. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

The Fund may invest in securities with any investment rating or time to maturity, as well as unrated securities. An investment in the Fund is not intended to be a complete investment program.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the High Yield Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

High Yield Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield instruments (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments can be susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.

•

Illiquid Investment Risk — The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time.

•

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

•

Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of both the financial institution and the underlying borrower. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

For more information on the risks of investing in the Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The High Yield Fund commenced operations in its present form on or about December 30, 2011 and is the successor to the Old Mutual High Yield Fund (the “Predecessor Fund”) pursuant to a reorganization on or about that same date. The Predecessor Fund had similar investment objectives and strategies as the Fund, but was managed by another investment adviser.

The following information provides an indication of the risks of investing in the Fund by showing changes in performance from year to year, and by showing how the average annual returns for the Fund’s Class I shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.

As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/high-yield-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class I

Best Quarter		Worst Quarter
Second Quarter 2009	24.95%	Fourth Quarter 2008	-10.60%

Average Annual Total Returns as of December 31, 2014

The following average annual total returns table discloses after-tax returns only for Class I shares. After-tax returns for Class A and Class C shares will vary. Returns shown for Class I shares assume commencement of operations on November 19, 2007, which is the date of organization of the Predecessor Fund. Returns shown for Class A and Class C assume commencement of operations on January 3, 2012, which is the date of inception for these share classes. Returns shown for Class I shares include the returns of the Predecessor Fund for periods prior to January 1, 2012.

Average Annual Returns First Eagle High Yield Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	(4.91%)		4.81%	Jan. 03, 2012
Class C	(2.19%)		5.55%	Jan. 03, 2012
Class I	(0.24%)	8.16%	10.24%	Nov. 19, 2007
After Taxes on Distributions Class I	(2.94%)	4.42%	6.18%
After Taxes on Distributions and Sale of Fund Shares Class I	0.02%	4.88%	6.36%
Barclays U.S. Corporate High Yield Index Class A Comparison	2.45%	9.03%	8.25%	Jan. 03, 2012
Barclays U.S. Corporate High Yield Index Class C Comparison	2.45%	9.03%	8.25%	Jan. 03, 2012
Barclays U.S. Corporate High Yield Index Class I Comparison	2.45%	9.03%	8.72%	Nov. 19, 2007